Interests in associates and joint ventures - Summarized income statement information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interests in associates and joint ventures [abstract]
Revenue	€ 14	€ 10	€ 13
External purchases and other operating expenses	(29)	(10)	(66)
Other operating income	(8)	(7)	€ (8)
Finance cost, net	€ 0	€ 1